American United Life Insurance Company(R)
         One American Square
         P.O. Box 368
         Indianapolis, Indiana 46206-0368
         Telephone (317) 285-1869

         May 25, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re: AUL American Individual Variable Life Unit Trust Modified Single Premium Variable Life Insurance Policies American United Life Insurance Company(R)
                  (File No. 333-32553)

Dear Sir or Madam:

     This is to certify that the most recent amendment to the Registration Statement of the AUL American Individual Variable Life Unit Trust's Modified Single Premium Life Insurance Policy, File No. 333-32553, (the Registrant also has a Registration Statement, filed under separate cover, File No. 333-32531), was filed electronically and that the form of prospectus that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1933 do not differ from those contained in the most recent amendment to the Registration Statement.

     No fees are  required in  connection  with this  filing.  Please call me at
(317) 285-1869 with any questions or comments regarding the attached.


Sincerely,



/s/ John C. Swhear

John C. Swhear
Assistant General Counsel & Investment Adviser Chief Compliance Officer
 American United Life Insurance Company(R)